Income Taxes (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2015	Sep. 30, 2014
Income Tax Disclosure [Abstract]
Components of Deferred Tax Assets and Deferred Tax Liabilities

As of March 31, 2015 and September 30, 2014 the net deferred tax liability was:

	March 31, 2015	September 30, 2014
	(In thousands)
Current deferred tax asset	$8,918	$9,365
Noncurrent deferred tax asset	122,481	113,012
Valuation allowance	(131,399)	(122,377)
Noncurrent deferred tax liability	(68,591)	(65,104)

Net deferred tax liability	$(68,591)	$(65,104)

At September 30, 2014 and 2013, the components of deferred tax assets and deferred tax liabilities were:

	September 30,
	2014	2013
	(In thousands)
Deferred tax assets:
Accrued expenses and reserves	$9,365	$9,228
Intangible amortization	11,283	13,185
Deferred rent	3,374	3,680
Deferred wages	4,141	4,060
Depreciation and leases	4,485	4,375
Carryforwards and tax credits	89,728	62,487
Other	—	25

Gross deferred tax assets	$122,376	$97,040

Less Valuation	(122,376)	(97,040)

Deferred tax liabilities:
Goodwill	(65,104)	(58,130)

Net deferred tax asset/(liability)	$(65,104)	$(58,130)

Provision for Income Taxes

The provision for income taxes for the years ended September 30, 2014, 2013 and 2012 was:

	Fiscal Years Ended September 30,
	2014	2013	2012
	(In thousands)
Current:
Foreign	$6	$3	$—

Total current provision	$6	$3	$—

Deferred:
Federal	$5,740	$5,740	$5,740
State	1,234	1,234	1,234

Total deferred provision	$6,974	$6,974	$6,974

Total provision for income taxes	$6,980	$6,977	$6,974